Property and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2012
Furniture and equipment | Minimum
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	2 years
Furniture and equipment | Maximum
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	5 years
Leasehold Improvements
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	5 years
Leasehold improvements	5 years (or lease term if less)
Processing equipment | Minimum
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	5 years
Processing equipment | Maximum
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	7 years